Accrued expenses and other payables (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY
Accrued expenses and other payables [Abstract]
Insurance premiums received on behalf of an insurance company	$ 1,998	[1]	12,411	[1]	4,003	[1]
Other taxes payables	260		1,616		2,648
Accrued salaries, bonus and welfare expenses	2,870		17,828		7,030
Accrued consultancy and professional fees	1,251		7,770		8,311
Payable for convertible notes interests	4,289	[2]	26,639	[2]		[2]
Payable for debt issuance costs	522		3,242
Other payables	2,337	[3]	14,500	[3]	11,359	[3]
Total accrued expenses and other payables	$ 13,527		84,006		33,351
Interest rate	7.00%		7.00%

[1]	The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group's cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.
[2]	The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 or October 3 (Note 14).
[3]	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.